Preferred Stock	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Preferred Stock

10. Preferred Stock

Pursuant to a Special Meeting of Shareholders held on July 29, 2011, the Shareholders amended our Articles of Incorporation to authorize the issuance of 1,000,000 shares of preferred stock, par value $0.001, issuable in series with rights, preferences and limitations to be determined by the Board of Directors from time to time. As of December 31, 2015 and 2014, there have been no issuances of preferred stock.